COMMITMENTS AND CONTINGENCIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Oct. 30, 2020 CNY (¥)	Oct. 30, 2020 USD ($)
COMMITMENTS AND CONTINGENCIES
Accrual for unrecognized tax benefits and interest	¥ 77,573	$ 12,173
Estimated loss			¥ 1,628	$ 250